Xtrackers Semiconductor Select Equity ETF Investment Strategy - Xtrackers Semiconductor Select Equity ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor Focus Index (the “Underlying Index”), which is comprised of companies that have business operations in the semiconductor industry. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets Semiconductor All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the semiconductor industry in global markets. The semiconductor industry is classified by FactSet Revere Business Industry Classification System (RBICS) and includes the following subsectors: semiconductor equipment and services and semiconductor manufacturing. FactSet determines business exposure to the semiconductor industry by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.From the Parent Index, Solactive seeks to identify only those companies operating in accordance with the following criteria. Companies must:i.Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;ii.Have a free-float market capitalization of at least $100 million; andiii.Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods.From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to the following maximum weights applicable to any one company in the Underlying Index: the lower of (a) 4.5% of the Underlying Index and (b) 25% of the company’s average daily value traded over 1 month and 6 month time periods divided by $100 million.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of semiconductor-related companies.For purposes of this investment policy, the classification of “semiconductor-related companies” is based on reference to applicable Global Industry Classification Standard industries.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector.As of July 31, 2026, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $232.72 billion and a minimum market capitalization of approximately $7.79 billion from issuers in the following countries (may reflect country of domicile): Cayman Islands, Germany, Ireland, Israel, Japan, Netherlands, Singapore, South Korea, Switzerland, Taiwan, Thailand and the United States. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.